PROPERTY AND EQUIPMENT - Schedule of Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Commitments [Line Items]
Less than 1 year	$ 26	$ 40
Total commitments	26	40
Less than 1 year
Schedule of Commitments [Line Items]
Less than 1 year	26	40
Total commitments	$ 26	$ 40